Quarterly Financial Data (Unaudited and restated)	12 Months Ended
Dec. 31, 2022
Quarterly Financial Data (Unaudited and restated)
Quarterly Financial Data (Unaudited and restated)

17.        Quarterly Financial Data (Unaudited and restated)

The Company is providing restated quarterly unaudited consolidated financial information for interim periods June 30, 2022 and September 30, 2022 as a result in an error of income taxes. This section has also been updated for the effects of discontinued operations of the Elusys business.

The restated consolidated balance sheet line items for the second through third fiscal quarters of 2022 are as follows:

	June 30, 2022
	As Previously Reported	Adjustments	As Restated	Reclass for Discontinued Operations	Revised
Deferred tax liability	$3,541,937	$(3,326,000)	$215,937	$—	$215,937
Total Liabilities	36,467,130	(3,326,000)	33,141,130	—	33,141,130
Accumulated deficit	(183,996,826)	3,326,000	(180,670,826)	—	(180,670,826)
Total Stockholders' Equity - NightHawk Biosciences, Inc.	96,638,241	3,326,000	99,964,241	—	99,964,241
Total Stockholders' Equity	$95,387,663	$3,326,000	$98,713,663	$—	$98,713,663

	September 30, 2022
	As Previously Reported	Adjustments	As Restated	Reclass for Discontinued Operations	Revised
Goodwill	$3,467,747	$(253,000)	$3,214,747	$(3,214,747)	$—
Total Assets	120,164,913	(253,000)	119,911,913	—	119,911,913
Deferred tax liability	3,326,000	(3,326,000)	—	—	—
Total Liabilities	37,039,187	(3,326,000)	33,713,187	—	33,713,187
Accumulated deficit	(197,002,176)	3,073,000	(193,929,176)	—	(193,929,176)
Total Stockholders' Equity - NightHawk Biosciences, Inc.	84,465,725	3,073,000	87,538,725	—	87,538,725
Total Stockholders' Equity	83,125,726	3,073,000	86,198,726	—	86,198,726
Total Liabilities and Stockholders' Equity	$120,164,913	$(253,000)	$119,911,913	$—	$119,911,913

The restated items of the consolidated statements of operations and comprehensive loss for the second through third fiscal quarters of 2022 are as follows:

	For the Three Months Ended June 30, 2022
	As Previously Reported	Adjustments	As Restated	Reclass for Discontinued Operations	Revised
Income tax benefit	$—	$3,326,000	$3,326,000	$(3,326,000)	$—
Net loss from continuing operations	(10,263,910)	3,326,000	(6,937,910)	(2,095,160)	(9,033,070)
Net loss from discontinued operations before income taxes	—	—	—	(1,230,840)	(1,230,840)
Income tax benefit from discontinued operations	—	—	—	3,326,000	3,326,000
Net loss	(10,263,910)	3,326,000	(6,937,910)	—	(6,937,910)
Net loss attributable to NightHawk Biosciences, Inc.	(10,157,286)	3,326,000	(6,831,286)	—	(6,831,286)
Net loss per share, basic and diluted from continuing operations	$(0.40)	$0.13	$(0.27)	$(0.08)	$(0.35)
Net loss per share, basic and diluted from discontinued operations	$—	$—	$—	$0.08	$0.08
Total comprehensive loss	(10,114,055)	3,326,000	(6,788,055)	—	(6,788,055)
Comprehensive loss - NightHawk Biosciences, Inc.	$(10,007,431)	$3,326,000	$(6,681,431)	$—	$(6,681,431)

	For the Six Months Ended June 30, 2022
	As Previously Reported	Adjustments	As Restated	Reclass for Discontinued Operations	Revised
Income tax benefit	$-	$3,326,000	$3,326,000	$(3,326,000)	$—
Net loss from continuing operations	(18,453,708)	3,326,000	(15,127,708)	(2,095,160)	(17,222,868)
Net loss from discontinued operations before income taxes	—	—	—	(1,230,840)	(1,230,840)
Income tax benefit from discontinued operations	—	—	—	3,326,000	3,326,000
Net loss	(18,453,708)	3,326,000	(15,127,708)	—	(15,127,708)
Net loss attributable to NightHawk Biosciences, Inc.	(18,277,873)	3,326,000	(14,951,873)	—	(14,951,873)
Net loss per share, basic and diluted from continuing operations	$(0.71)	$0.13	$(0.58)	$(0.09)	$(0.67)
Net loss per share, basic and diluted from discontinued operations	$—	$—	$—	$0.08	$0.08
Total comprehensive loss	(18,359,122)	3,326,000	(15,033,122)	—	(15,033,122)
Comprehensive loss - NightHawk Biosciences, Inc.	$(18,183,287)	$3,326,000	$(14,857,287)	$—	$(14,857,287)

	For the Three Months Ended September 30, 2022
	As Previously Reported	Adjustments	As Restated	Reclass for Discontinued Operations	Revised
Income tax benefit (expense)	$215,937	$(253,000)	$(37,063)	$253,000	$215,937
Net loss from continuing operations	(13,094,771)	(253,000)	(13,347,771)	2,953,943	(10,393,828)
Net loss from discontinued operations before income taxes	—	—	—	(2,700,943)	(2,700,943)
Income tax benefit from discontinued operations	—	—	—	(253,000)	(253,000)
Net Loss	(13,094,771)	(253,000)	(13,347,771)	—	(13,347,771)
Net loss attributable to NightHawk Biosciences, Inc.	(13,005,350)	(253,000)	(13,258,350)	—	(13,258,350)
Net loss per share, basic and diluted - continuing operations	$(0.51)	$(0.01)	$(0.52)	$0.12	$(0.40)
Net loss per share, basic and diluted - discontinued operations	$—	$—	$—	$(0.12)	$(0.12)
Total comprehensive loss	(12,979,112)	(253,000)	(13,232,112)	—	(13,232,112)
Comprehensive loss - NightHawk Biosciences, Inc.	$(12,889,691)	$(253,000)	$(13,142,691)	$—	$(13,142,691)

	For the Nine Months Ended September 30, 2022
	As Previously Reported	Adjustments	As Restated	Reclass for Discontinued Operations	Revised
Income tax benefit (expense)	$215,937	$3,073,000	$3,288,937	$(3,073,000)	$215,937
Net loss from continuing operations	(31,548,479)	3,073,000	(28,475,479)	858,782	(27,616,697)
Net loss from discontinued operations before income taxes	—	—	—	(3,931,782)	(3,931,782)
Income tax benefit from discontinued operations	—	—	—	3,073,000	3,073,000
Net Loss	(31,548,479)	3,073,000	(28,475,479)	—	(28,475,479)
Net loss attributable to NightHawk Biosciences, Inc.	(31,283,223)	3,073,000	(28,210,223)	—	(28,210,223)
Net loss per share, basic and diluted - continuing operations	$(1.22)	$0.12	$(1.10)	$0.03	$(1.07)
Net loss per share, basic and diluted - discontinued operations	$—	$—	$—	$(0.03)	$(0.03)
Total comprehensive loss	(31,338,234)	3,073,000	(28,265,234)	—	(28,265,234)
Comprehensive loss - NightHawk Biosciences, Inc.	$(31,072,978)	$3,073,000	$(27,999,978)	$—	$(27,999,978)

While the adjustments changed the deferred tax liability line item in the unaudited consolidated statements of cash flows, they did not have an impact on total net cash provided by operating activities, net cash used in investing activities, or net cash (used in) provided by financing activities for any of the applicable periods.

The restated line items of the unaudited consolidated statements of cash flows for the second through third fiscal quarters of 2022 are as follows:

	For the Six Months Ended,	For the Nine Months Ended,	For the Six Months Ended,	For the Nine Months Ended,	For the Six Months Ended,	For the Nine Months Ended,
	June 30, 2022	September 30, 2022	June 30, 2022	September 30, 2022	June 30, 2022	September 30, 2022
	As Previously Reported		Adjustments		As Restated
Net loss	$(18,453,708)	$(31,548,479)	$3,326,000	$3,073,000	$(15,127,708)	$(28,475,479)
Adjustments to reconcile net loss to net cash used in operating activities:
Deferred tax liability	$—	$(215,937)	$(3,326,000)	$(3,073,000)	$(3,326,000)	$(3,288,937)